Short-Term Investments	6 Months Ended
Dec. 31, 2022
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS

4. SHORT-TERM INVESTMENTS

As of December 31, 2022 and June 30, 2022, the balance of short-term investments was comprised of investments of various financial products from Chinese banks and financial institutions, with variable return rate and with maturities between three months and one year. The Company classified these financial assets as held-to-maturity financial assets and recorded the assets at amortized cost, which approximates fair value. As of December 31, 2022 and June 30, 2022, the Company did not provide OTTI on short-term investments.